Finance result (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of finance result

	2024	2023	2022

Income from financial investments	59,381	73,672	67,810
Interest received	43,417	33,450	27,197
Other	8,485	3,520	7,035
Finance income	111,283	110,642	102,042

Interest expense	(254,386)	(285,447)	(200,081)
Interest expense on lease liabilities	(111,966)	(100,849)	(88,571)
Financial discounts	(33,240)	(30,891)	(24,092)
Bank fees	(4,436)	(7,163)	(8,623)
Taxes on financial transactions (IOF)	(975)	(1,947)	(178)
Other	(53,739)	(31,319)	(28,348)
Finance expenses	(458,742)	(457,616)	(349,893)

Net finance result	(347,459)	(346,974)	(247,851)